As filed with the Securities and Exchange Commission on January 3, 2007

                                                   File Nos. 33-499 and 811-4417


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
             Registration Statement Under the Securities Act of 1933
                         Post-Effective Amendment No. 35
                                       and
         Registration Statement Under the Investment Company Act of 1940
                                Amendment No. 36


                                 --------------

                           CALIFORNIA INVESTMENT TRUST
             (Exact Name of Registrant as Specified in its Charter)
    (which by this Amendment is adopting and succeeding to the Registration Statements of CALIFORNIA INVESTMENT TRUST, a Massachusetts business trust, and
   CALIFORNIA INVESTMENT TRUST II, a Massachusetts business trust, under the Securities Act of 1933 and the Investment Company Act of 1940, File Nos. 33-499 and 811-4417 and File Nos. 33-500 and 811-4418, respectively, for all purposes, including for purposes of calculating registration fees pursuant to Rule 24f-2 under the Investment Company Act of 1940)

        44 Montgomery Street, Suite 2100, San Francisco, California 94104
                     (Address of Principal Executive Office)

                  Registrant's Telephone Number: (415) 398-2727

                                STEPHEN C. ROGERS
        44 Montgomery Street, Suite 2100, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                                 --------------

It is proposed that this filing will become effective:
|_| immediately upon filing pursuant to Rule 485(b)
|_| on _____________ pursuant to Rule 485(b)
|_| 60 days after filing pursuant to Rule 485(a)(1)
|_| 75 days after filing pursuant to Rule 485(a)(2)
|X| on January 3, 2007 pursuant to Rule 485(a)

                                 -------------

                     Please Send Copy of Communications to:

                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street - 24th Floor
                         San Francisco, California 94105
                            Telephone: (415) 856-7000

                           CALIFORNIA INVESTMENT TRUST

                      CONTENTS OF POST-EFFECTIVE AMENDMENT

Explanatory Note:

      The Registrant has prepared this Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A for the purpose of filing a certain exhibit to the Registration Statement. Post-Effective Amendment No. 35 does not modify any provisions of the Prospectus or Statement of Additional Information or Part C constituting the Registration Statement from Post-Effective Amendment No. 34 to its Registration Statement and, accordingly, such Prospectus and Statement of Additional Information and Part C from Post-Effective Amendment No. 34 to its Registration Statement are incorporated by reference herein in their entirety and have not been included herein.

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on January 3, 2007.


                                        CALIFORNIA INVESTMENT TRUST
                                        ---------------------------
                                        (Registrant)


                                        By /s/ Stephen C. Rogers
                                           -----------------------------
                                           Stephen C. Rogers, President


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/s/ Stephen C. Rogers     Principal Executive Officer,         January 3, 2007
-----------------------     Secretary and Trustee
Stephen C. Rogers

/s/ Harry Holmes*            Trustee                           January 3, 2007
-----------------------
Harry Holmes

/s/ John B. Sias*            Trustee                           January 3, 2007
-----------------------
John B. Sias

/s/ James W. Miller, Jr.*    Trustee                           January 3, 2007
-----------------------
James W. Miller, Jr.

/s/ Kevin T. Kogler*         Trustee                           January 3, 2007
-----------------------
Kevin T. Kogler

/s/ Stephen H. Sutro*        Trustee                           January 3, 2007
-----------------------
Stephen H. Sutro

* By: /s/ Stephen C. Rogers
      ----------------------------------------
         Stephen C. Rogers, Attorney-in-Fact Pursuant to Power of Attorney filed herewith.

INDEX TO EXHIBITS

Exhibit                       Exhibit Name
-------                       ------------

  (j)                         Independent Auditors' Consent